Supplement to Prospectus Dated May 3, 1999
                        Supplement dated October 18, 1999

This Supplement should be retained with the current Prospectus for your variable life policy issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus, please contact American Skandia at 1-800-SKANDIA.

                           VARIABLE INVESTMENT OPTIONS

The following underlying Portfolios are being added to the section entitled "What are the Investment Objective and Policies of the variable investment options? What charges are made by the Portfolios in which these options invest?"

----------------- ----------------------------------------------------------------------------------- ----------- ------------- ----
                                                                                           Investment         Other        Total Net
     STYLE/                                 INVESTMENT OBJECTIVES/POLICIES                 Management        Expenses         Annual
      TYPE                                                                                    Fee                           Expenses
----------------- ----------------------------------------------------------------------------------- ----------- ------------- ----
                     AST MFS Growth with Income: seeks reasonable current income and  long-term  capital  growth and  income.  Under  normal market  conditions,  the Portfolio  invests at least 65% of its total assets in common  stocks and related  securities,
                     such  as  preferred  stocks,   convertible  securities  and
     GROWTH          depositary  receipts.  The  stocks in which  the  Portfolio             0.90%           0.23%          1.19%(1)
        &            invests  generally will pay dividends.  While the Portfolio
     INCOME          may  invest  in  companies  of  any  size,   the  Portfolio
                     generally   focuses  on   companies   with  larger   market
                     capitalizations   that  the   Sub-advisor   believes   have
                     sustainable  growth  prospects  and  attractive  valuations based on current and  expected  earnings or cash flow.  The
                     Portfolio may invest up to 20% of its net assets in foreign securities.
----------------- ----------------------------------------------------------------------------------- ----------- ------------- ----
----------------- ----------------------------------------------------------------------------------- ----------- ------------- ----
                     AST MFS Growth:  seeks long-term  capital growth and future income.  Under  normal  market  conditions,  the  Portfolio invests at least 80% of its total  assets in common  stocks
      GROWTH         and  related   securities,   such  as   preferred   stocks,
                     convertible   securities   and  depositary   receipts,   of             0.90%          0.24%           1.20%(1)
                     companies that the  Sub-advisor  believes offer better than average  prospects for long-term  growth.  The  Sub-advisor seeks to purchase securities of companies that it considers well-run and poised for growth. The Portfolio may invest up to 30% of its net assets in foreign securities.
----------------- ----------------------------------------------------------------------------------- ----------- ------------- ----
                      INVESCO VIF Dynamics:  seeks  securities that will increase in value over the long  term.  The  Portfolio  invests in a
                     variety  of  securities   which  are  believed  to  present
                     opportunities  for capital growth - primarily common stocks of companies traded on U.S. securities  exchanges,  as well as  over-the-counter.  The  Portfolio  also may  invest  in
      MID-CAP        preferred  stocks and debt instruments that are convertible             0.60%         14.41%           1.45%(2)
      GROWTH         into common  stocks,  as well as in  securities  of foreign companies.  In general, the Portfolio invests in securities of companies in  industries  that are growing  globally and usually  avoids stocks of companies in cyclical,  mature or slow-growing  industries or economic sectors. The Portfolio
                     seeks  to  invest  in  stocks  of  leading   companies   in
                     attractive markets or industries,  or emerging leaders that have developed a new competitive advantage.
----------------- ----------------------------------------------------------------------------------- ----------- ------------- ----
                     Evergreen VA Special  Equity:  seeks  capital  growth.  The
                     Portfolio  strives to provide a return  greater  than broad stock market  indices such as the Russell  2000(R) Index by investing  principally in a diversified portfolio of common
      SAMLL          stocks of domestic  companies.  The Portfolio's  Investment             1.45%          0.72%           1.00%(3)
  CAPITALIZATION     Adviser principally chooses companies which it expects will experience  growth in  earnings  and price,  and which have small market  capitalizations (under $1 billion) and medium market capitalizations (between $1 billion and $5 billion).
                     The Portfolio may also invest in companies  that have large market capitalizations (over $5 billion).
----------------- ----------------------------------------------------------------------------------- ----------- ------------- ----





------------------- --------------------------------------------------------------------------------- ----------- ------------- ----
                                                                                           Investment         Other        Total Net
      STYLE/                                 INVESTMENT OBJECTIVES/POLICIES                Management        Expenses         Annual
       TYPE                                                                                   Fee                           Expenses
------------------- --------------------------------------------------------------------------------- ----------- ------------- ----
                     AST MFS Global Equity:  seeks capital growth.  Under normal market  conditions,  the Portfolio  invests at least 65% of its total assets in common  stocks and related  securities,
                     such  as  preferred  stock,   convertible   securities  and             1.00%          0.48%           1.54%(1)
                     depositary receipts, of U.S. and foreign issuers (including issuers in developing  countries).  The Portfolio generally seeks to purchase  securities of companies with  relatively large  market  capitalizations  relative  to the  market in which they are traded.
INTERNATIONAL       --------------------------------------------------------------------------------- ----------- ------------- ----
  EQUITY             Evergreen  VA Global  Leaders:  seeks to provide  investors with  long-term  capital  growth.  The  Portfolio  normally invests  as  least  65%  of  its  assets  in a  diversified
                     portfolio  of  U.S.  and  non-U.S.   equity  securities  of
                     companies  located  in  the  world's  major  industrialized           0.95%            0.61%           1.00%(4)
                     countries.  The Portfolio will invest in no less than three countries,  which may include the U.S., but may invest more than 25% of its total assets in one country.  The Portfolio invests only in the best 100 companies,  which are selected
                     by  the  investment   advisor  based  on  qualitative   and
                     quantitative  criteria  such  as  high  return  on  equity, consistent earnings growth and established market presence.
------------------------------------------------------------------------------------------------------------------------------------
Sector funds generally  diversify their investments  across particular  economic sectors.  However,  because  those  investments  are limited to a  comparatively narrow segment of the economy,  sector funds are generally not as diversified as most mutual  funds.  Sector funds tend to be more  volatile  than other types of funds.  The value of fund  shares  may go up and down more  rapidly  than  other funds.  Each sector of the economy may also have  different  regulatory or other risk factors that can cause greater fluctuations in the share price. Please read the  prospectus  for the  underlying  sector fund for further  details about the risks of the particular sector of the economy.
------------------------------------------------------------------------------------------------------------------------------------
                     INVESCO VIF  Technology:  seeks capital  appreciation.  The
                     Portfolio normally invests at least 80% of its total assets
                     in  the  equity   securities   of   companies   engaged  in
                     technology-related  industries.  These include, but are not           0.75%            5.85%           1.40%(5)
                     limited to, communications,  computers, video, electronics, oceanography,  office and factory automation, and robotics.
                     A core portion of the Portfolio's  holdings are invested in market-leading  technology  companies  which the Investment
                     Advisor  believes  will  maintain or improve  their  market share regardless of overall conditions.
      SECTOR        --------------------------------------------------------------------------------- ----------- ------------- ----
                     INVESCO VIF Health  Sciences:  seeks capital  appreciation.
                     The  Portfolio  invests  at least 80% of its  assets in the equity  securities of companies  that  develop,  produce or distribute  products  or services  related to health  care.
                     These industries  include,  but are not limited to, medical           0.75%            3.57%           1.27%(6)
                     equipment   or  supplies,   pharmaceuticals,   health  care
                     facilities,  and applied  research and  development  of new products or services.  The Investment  Advisor  attempts to
                     blend     well-established     healthcare     firms    with
                     faster-growing,  more dynamic health care companies,  which have new products or are  increasing  their market share of existing products.
------------------- --------------------------------------------------------------------------------- ----------- ------------- ----





------------------- --------------------------------------------------------------------------------- ----------- ------------- ----
                                                                                           Investment         Other        Total Net
      STYLE/                                 INVESTMENT OBJECTIVES/POLICIES                Management        Expenses         Annual
       TYPE                                                                                   Fee                           Expenses
------------------- --------------------------------------------------------------------------------- ----------- ------------- ----
                     INVESCO VIF Financial Services: seeks capital appreciation.
                     The Portfolio  normally  invests at least 80% of its assets in the  equity  securities  of  companies  involved  in the financial  services  sector.  This sector  includes,  among
                     others,  banks  (regional  and  money-centers),   insurance             0.75%          0.59%           1.25%(7)
                     companies (life, property and casualty, and multiline), and investment and  miscellaneous  industries  (asset managers, brokerage firms, and  government-sponsored  agencies).  The
                     Investment  Advisor seeks  companies  which it believes can grow their revenues and earnings regardless of the interest rate environment - although  securities prices of financial
    SECTOR             services companies generally are interest rate-sensitive.
    (Cont.)         --------------------------------------------------------------------------------- ----------- ------------- ----
                     INVESCO VIF Telecommunications: seeks capital appreciation.
                     The Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies  that are primarily
                     engaged   in   the   design,   development,    manufacture,
                     distribution,   or  sale  of  communications  services  and
                     equipment,  and companies  that are involved in developing,             0.75%          0.59%           1.25%(7)
                     constructing,  or operating  communications  infrastructure projects throughout the world, or in supplying equipment or services to such companies.  The telecommunications  sector includes companies that offer telephone services,  wireless communications,  satellite  communications,  television and movie programming and broadcasting. Normally, the Portfolio will invest at least 65% of its assets in companies located in  at  least  three  different  countries,  although  U.S.
                     issuers will often dominate the holdings.
------------------- --------------------------------------------------------------------------------- ----------- ------------- ----

1 These portfolios  commenced  operations on October 18, 1999.  "Other Expenses"
  are estimated amounts for the for the fiscal year ended December 31, 1999. With respect to each portfolio, the Total Net Annual Expenses reflects an Estimated Distribution and Service (12b-1) Fees of 0.06%. See "Distribution Plan for Portfolios of American Skandia Trust" below for a description of this deemed charge.
2 The Total Net Annual Expenses reflect Fee Waivers and/or Expense Reimbursement of 13.56%.
3 This portfolio  commenced  operations on September 30, 1999.  "Other Expenses"
  are estimated amounts for the fiscal year ended December 31, 1999. The Total Net Annual Expenses reflect Fee Waivers and/or Expense Reimbursement of 1.17%.
4 The Total Net Annual Expenses reflect a Fee Waiver and/or Expense Reimbursement of 0.56%.
5 The Total Net Annual Expenses reflect a Fee Waiver and/or Expense Reimbursement of 5.20%.
6 The Total Net Annual Expenses reflect a Fee Waiver and/or Expense Reimbursement of 3.05%.
7 These portfolios commenced operations on August 31, 1999. "Other Expenses" are estimated amounts for the fiscal year ended December 31, 1999. With respect to both portfolios, the Total Net Annual Expenses reflect a Fee Waiver and/or Expense Reimbursement of 0.09%.


Distribution Plan for Portfolios of American Skandia Trust
Pursuant to a vote of the shareholders of American Skandia Trust (the "Trust"), the Trust has adopted a Distribution Plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's Investment Manager to receive brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these commissions to promote the sale of shares of such Portfolios. While the brokerage commission rates and amounts paid by the various Portfolios are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission takes the position that commission amounts received under the Distribution Plan should be reflected in the expenses of the Funds. Total returns for the Portfolios are not expected to be adversely affected by the deemed increase in fees. The Distribution Fee estimates are derived from data regarding each Portfolio's brokerage transactions, and the proportions of such transactions directed to selling dealers, for the period ended June 30, 1999. However, it is not possible to determine with accuracy actual amounts that will be received under the Distribution Plan. Such amounts will vary based upon the level of a Portfolio's brokerage activity, the proportion of such activity directed under the Distribution Plan, and other factors.

The following table estimates how each Portfolio's expenses (as a percentage of Portfolio assets on an annual basis) will be deemed to increase as a result of the implementation of the Plan.

-------------------------------------------------- ---------------- ------------------------------------------------ --------------
                    Portfolio                        Increase in                       Portfolio                       Increase in
                                                      Expenses                                                          Expenses
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
AST Founders Passport                                    0%         AST JanCap Growth                                     0.01%
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
AST T. Rowe Price International Equity                   0%         AST Bankers Trust Enhanced 500                         0%
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
AST AIM International Equity                            0.14%       AST Cohen & Steers Realty                             0.07%
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
AST Janus Overseas Growth                                0%         AST American Century Income & Growth                  0.05%
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
AST American Century International Growth                0%         AST Lord Abbett Growth and Income                     0.08%
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
AST Janus Small-Cap Growth                              0.05%       AST INVESCO Equity Income                             0.04%
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
AST Kemper Small-Cap Growth                             0.18%       AST AIM Balanced                                      0.08%
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
AST Lord Abbett Small Cap Value                          0%         AST American Century Strategic Balanced                0%
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
AST T. Rowe Price Small Company Value                    0%         AST T. Rowe Price Asset Allocation                     0%
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
AST Neuberger Berman Mid-Cap Growth                     0.08%       AST T. Rowe Price International Bond                   0%
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
AST Neuberger Berman Mid-Cap Value                      0.19%       AST Federated High Yield                               0%
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
AST T. Rowe Price Natural Resources                     0.07%       AST PIMCO Total Return Bond                            0%
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
AST Oppenheimer Large-Cap Growth                        0.05%       AST PIMCO Limited Maturity Bond                        0%
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
-------------------------------------------------- ---------------- ------------------------------------------------ --------------
AST Marsico Capital Growth                              0.06%       AST Money Market                                       0%
-------------------------------------------------- ---------------- ------------------------------------------------ --------------

This information was provided by the Trust and has not been independently verified by us. Additional information on Portfolio expenses is included in the Trust's Prospectus.

Portfolio/Sub-account Name Change
Effective October 18, 1999, the name of the AST Bankers Trust Enhanced 500 portfolio has been changed to the AST Bankers Trust Managed Index 500 portfolio. The investment objective and policies of the portfolio are not changed.

Appendix A - Hypothetical Illustrations of Death Benefits, Account Values and Cash Values The weighted average expense ratio for the Portfolios, used as an assumption in the hypothetical illustrations found in Appendix A, does not reflect the expenses of the new Portfolios discussed above or the amount deemed to be charged by certain portfolios of American Skandia Trust under the Distribution Plan discussed above.

ASTr/FPVLI                                                              VLI10/18